Employee Benefits - Schedule of Post-Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Post-Employee Benefits [Abstract]
Short-term benefits	$ 331	$ 549
Post-employment benefit liabilities	$ 140	$ 141